Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure summary of significant accounting policies [Line Items]
Cash and cash equivalents	$ 100,604,000	$ 201,907,000	$ 111,180,000	$ 127,727,000
Percentage Of Debt Maturing In Five Years Or Less	97.00%
Capitalisation rate of borrowing costs eligible for capitalisation			6.90%
Borrowing costs capitalised	$ 0	0	$ 367,000
Write-off of Unsuccessful Exploration Efforts	12,262,000	52,652,000	18,290,000
Impairment loss	$ 4,334,000	$ 133,864,000	$ 7,559,000
Maximum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Period of lease term	7 years
Minimum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Period of lease term	1 year